Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Change in closure and decommissioning estimates	$ 5,230	$ 221
Change in provisions	7,493	0
Commissions on investment dispositions	3,465	0
Other expense	5,879	4,715
Other operating income (expense)	$ 22,067	$ 4,936